Stockholders' Equity (Deficit)	11 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Stockholders' Equity (Deficit)
NOTE 10. STOCKHOLDERS’ EQUITY (DEFICIT)
As of December 31, 2021, 510,000,000 shares with a par value of $0.001 per share are authorized, of which, 500,000,000 shares are designated as Common Stock and 10,000,000 shares are designated as Preferred Stock.
Common Stock
Holders of each share of Common Stock are entitled to dividends when, as and if declared by the Board. As of December 31, 2021, the Company had not declared any dividends. The holder of each share of Common Stock is entitled to one vote. The voting, dividend, liquidation and other rights and powers of the Common Stock are subject to and qualified by the rights, powers and preferences of any outstanding series of Preferred Stock.
Cipher Mining Technologies
As of January 31, 2021, 5,000 common shares of Cipher Mining Technologies were authorized with a par value of $0.001 per share, and 500 units were subscribed, which were issued subsequent to January 31, 2021, as discussed above in Note 8. In connection with the Business Combination, the 500 common shares of Cipher Mining Technologies were converted into 200,000,000 shares of the Company’s Common Stock.